Loans, Impaired Loans and Allowance for Credit Losses - Allowance For Credit Losses (Detail) - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023		Jan. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		$ 5,487		$ 5,728
Provision for credit losses		638		222
Net write-offs		(563)		(457)
Other, including foreign currency adjustment		91		87
Provision for credit losses
Balance at end of period		5,653		5,580
Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		5,348	[1]	5,626
Provision for credit losses
Balance at end of period		5,513	[2]	5,492	[3]
Allowance for credit losses on acceptances [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[4]	31		37
Provision for credit losses
Balance at end of period	[4]	40		33
Allowance for credit losses on off balance sheet exposures [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[5]	108		65
Provision for credit losses
Balance at end of period	[5]	100		55
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		899		802
Provision for credit losses		31		26
Net write-offs		(15)		(14)
Other, including foreign currency adjustment		23		21
Provision for credit losses
Remeasurement	[6]	27		21
Newly originated or purchased financial assets		9		10
Derecognition of financial assets and maturities		(5)		(5)
Gross write-offs		(22)		(21)
Recoveries		7		7
Foreign exchange and other movements		23		21
Balance at end of period	[7]	938		835
Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		899
Provision for credit losses
Balance at end of period		938		835
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,137		2,341
Provision for credit losses		276		111
Net write-offs		(250)		(240)
Other, including foreign currency adjustment		41		37
Provision for credit losses
Remeasurement	[6]	244		83
Newly originated or purchased financial assets		90		75
Derecognition of financial assets and maturities		(58)		(47)
Gross write-offs		(307)		(307)
Recoveries		57		67
Foreign exchange and other movements		41		37
Balance at end of period	[7]	2,204		2,249
Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		2,137
Provision for credit losses
Balance at end of period		2,204		2,249
Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,083		1,211
Provision for credit losses		191		73
Net write-offs		(204)		(139)
Other, including foreign currency adjustment		30		20
Provision for credit losses
Remeasurement	[6]	177		62
Newly originated or purchased financial assets		47		28
Derecognition of financial assets and maturities		(33)		(17)
Gross write-offs		(241)		(192)
Recoveries		37		53
Foreign exchange and other movements		30		20
Balance at end of period	[7]	1,100		1,165
Credit Cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,083
Provision for credit losses
Balance at end of period		1,100		1,165
Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		4,119		4,354
Provision for credit losses
Remeasurement	[6]	448		166
Newly originated or purchased financial assets		146		113
Derecognition of financial assets and maturities		(96)		(69)
Gross write-offs		(570)		(520)
Recoveries		101		127
Foreign exchange and other movements		94		78
Balance at end of period	[7]	4,242		4,249
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,368		1,374
Provision for credit losses		140		12
Net write-offs		(94)		(64)
Other, including foreign currency adjustment		(3)		9
Provision for credit losses
Remeasurement	[6]	116		32
Newly originated or purchased financial assets		97		56
Derecognition of financial assets and maturities		(84)		(72)
Gross write-offs		(106)		(73)
Recoveries		12		9
Foreign exchange and other movements		(1)		9
Balance at end of period including off-balance sheet exposures	[7]	1,371		1,298
Less: Allowance for credits losses on off-balance sheet exposures	[5]	(100)		(55)
Balance at end of period		1,411		1,331
Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,337		1,337
Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[7]	1,271		1,243
Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,229
Provision for credit losses
Balance at end of period		1,271		1,243
Stage 1 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[1]	1,553
Provision for credit losses
Balance at end of period		1,633	[2]	1,413	[3]
Stage 1 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		197		152
Provision for credit losses
Remeasurement	[6]	(31)		(19)
Newly originated or purchased financial assets		9		10
Derecognition of financial assets and maturities		(2)		(2)
Transfer to (from)stage 1		37		19
Transfer to (from)stage 2		(7)		(2)
Foreign exchange and other movements		6		3
Balance at end of period	[7]	209		161
Stage 1 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		197
Provision for credit losses
Balance at end of period		209		161
Stage 1 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		665		644
Provision for credit losses
Remeasurement	[6]	(181)		(156)
Newly originated or purchased financial assets		90		75
Derecognition of financial assets and maturities		(21)		(18)
Transfer to (from)stage 1		157		130
Transfer to (from)stage 2		(46)		(30)
Transfer to (from)stage 3		(2)		(1)
Foreign exchange and other movements		11		11
Balance at end of period	[7]	673		655
Stage 1 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		665
Provision for credit losses
Balance at end of period		673		655
Stage 1 [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		436		352
Provision for credit losses
Remeasurement	[6]	(74)		(52)
Newly originated or purchased financial assets		47		28
Derecognition of financial assets and maturities		(17)		(10)
Transfer to (from)stage 1		67		87
Transfer to (from)stage 2		(35)		(13)
Foreign exchange and other movements		12		7
Balance at end of period	[7]	436		399
Stage 1 [member] | Credit Cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		436
Provision for credit losses
Balance at end of period		436		399
Stage 1 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,298		1,148
Provision for credit losses
Remeasurement	[6]	(286)		(227)
Newly originated or purchased financial assets		146		113
Derecognition of financial assets and maturities		(40)		(30)
Transfer to (from)stage 1		261		236
Transfer to (from)stage 2		(88)		(45)
Transfer to (from)stage 3		(2)		(1)
Foreign exchange and other movements		29		21
Balance at end of period	[7]	1,318		1,215
Stage 1 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[6]	20		(30)
Newly originated or purchased financial assets		97		56
Derecognition of financial assets and maturities		(73)		(41)
Transfer to (from)stage 1		22		42
Transfer to (from)stage 2		(8)		(8)
Foreign exchange and other movements				2
Balance at end of period including off-balance sheet exposures	[7]	380		233
Less: Allowance for credits losses on off-balance sheet exposures	[5]	(65)		(35)
Stage 1 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		322		212
Stage 1 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[7]	315		198
Stage 1 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		255
Provision for credit losses
Balance at end of period		315		198
Stage 2 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[1]	2,160
Provision for credit losses
Balance at end of period		2,226	[2]	2,456	[3]
Stage 2 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		296		276
Provision for credit losses
Remeasurement	[6]	9		11
Derecognition of financial assets and maturities		(3)		(3)
Transfer to (from)stage 1		(29)		(17)
Transfer to (from)stage 2		31		7
Transfer to (from)stage 3		(13)		(3)
Foreign exchange and other movements		10		8
Balance at end of period	[7]	301		279
Stage 2 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		296
Provision for credit losses
Balance at end of period		301		279
Stage 2 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		921		1,071
Provision for credit losses
Remeasurement	[6]	242		95
Derecognition of financial assets and maturities		(37)		(29)
Transfer to (from)stage 1		(154)		(127)
Transfer to (from)stage 2		63		44
Transfer to (from)stage 3		(84)		(50)
Foreign exchange and other movements		17		16
Balance at end of period	[7]	968		1,020
Stage 2 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		921
Provision for credit losses
Balance at end of period		968		1,020
Stage 2 [member] | Credit Cards [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		647		859
Provision for credit losses
Remeasurement	[6]	111		5
Derecognition of financial assets and maturities		(16)		(7)
Transfer to (from)stage 1		(67)		(87)
Transfer to (from)stage 2		35		13
Transfer to (from)stage 3		(60)		(28)
Foreign exchange and other movements		14		11
Balance at end of period	[7]	664		766
Stage 2 [member] | Credit Cards [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		647
Provision for credit losses
Balance at end of period		664		766
Stage 2 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		1,864		2,206
Provision for credit losses
Remeasurement	[6]	362		111
Derecognition of financial assets and maturities		(56)		(39)
Transfer to (from)stage 1		(250)		(231)
Transfer to (from)stage 2		129		64
Transfer to (from)stage 3		(157)		(81)
Foreign exchange and other movements		41		35
Balance at end of period	[7]	1,933		2,065
Stage 2 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[6]	11		(14)
Derecognition of financial assets and maturities		(8)		(20)
Transfer to (from)stage 1		(22)		(42)
Transfer to (from)stage 2		8		8
Transfer to (from)stage 3		(1)		0
Foreign exchange and other movements		4		9
Balance at end of period including off-balance sheet exposures	[7]	312		411
Less: Allowance for credits losses on off-balance sheet exposures	[5]	(19)		(20)
Stage 2 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		320		470
Stage 2 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[7]	293		391
Stage 2 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		296
Provision for credit losses
Balance at end of period		293		391
Stage 3 [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period	[1]	1,635
Provision for credit losses
Balance at end of period		1,654	[2]	1,623	[3]
Stage 3 [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		406		374
Provision for credit losses
Remeasurement	[6]	49		29
Transfer to (from)stage 1		(8)		(2)
Transfer to (from)stage 2		(24)		(5)
Transfer to (from)stage 3		13		3
Gross write-offs		(22)		(21)
Recoveries		7		7
Foreign exchange and other movements		7		10
Balance at end of period	[7]	428		395
Stage 3 [member] | Residential mortgages [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		406
Provision for credit losses
Balance at end of period		428		395
Stage 3 [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		551		626
Provision for credit losses
Remeasurement	[6]	183		144
Transfer to (from)stage 1		(3)		(3)
Transfer to (from)stage 2		(17)		(14)
Transfer to (from)stage 3		86		51
Gross write-offs		(307)		(307)
Recoveries		57		67
Foreign exchange and other movements		13		10
Balance at end of period	[7]	563		574
Stage 3 [member] | Personal loans [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		551
Provision for credit losses
Balance at end of period		563		574
Stage 3 [member] | Credit Cards [member]
Provision for credit losses
Remeasurement	[6]	140		109
Transfer to (from)stage 3		60		28
Gross write-offs		(241)		(192)
Recoveries		37		53
Foreign exchange and other movements		4		2
Stage 3 [member] | Total Retail Loans [Member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		957		1,000
Provision for credit losses
Remeasurement	[6]	372		282
Transfer to (from)stage 1		(11)		(5)
Transfer to (from)stage 2		(41)		(19)
Transfer to (from)stage 3		159		82
Gross write-offs		(570)		(520)
Recoveries		101		127
Foreign exchange and other movements		24		22
Balance at end of period	[7]	991		969
Stage 3 [member] | Business and government [member]
Provision for credit losses
Remeasurement	[6]	85		76
Derecognition of financial assets and maturities		(3)		(11)
Transfer to (from)stage 3		1		0
Gross write-offs		(106)		(73)
Recoveries		12		9
Foreign exchange and other movements		(5)		(2)
Balance at end of period including off-balance sheet exposures	[7]	679		654
Less: Allowance for credits losses on off-balance sheet exposures	[5]	(16)
Stage 3 [member] | Business and government [member] | Gross carrying amount [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		695		655
Stage 3 [member] | Business and government [member] | Net Amount [member]
Provision for credit losses
Balance at end of period	[7]	663		654
Stage 3 [member] | Business and government [member] | Allowance for credit losses [member]
Disclosure of detailed information about financial instruments [line items]
Balance at beginning of period		678
Provision for credit losses
Balance at end of period		$ 663		$ 654

[1]	Excludes allowance for credit losses of $151 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[2]	Excludes allowance for credit losses of $ 155 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[3]	Excludes allowance for credit losses of $91 for other financial assets including acceptances, investment securities, deposits with banks, off-balance sheet credit risks and reverse repos.
[4]	Allowance for credit losses on acceptances are recorded against the financial asset in the Consolidated Statement of Financial Position.
[5]	Allowance for credit losses on off-balance sheet exposures is recorded in other liabilities in the Consolidated Statement of Financial Position.
[6]	Includes credit risk changes as a result of significant increases in credit risk, changes in credit risk that did not result in a transfer between stages, changes in model inputs and assumptions and changes due to drawdowns of undrawn commitments.
[7]	Additional interest income of approximately $86 would have been recorded if the above loans had not been classified as impaired (January 31, 2022 – $61).